Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current liabilities	$ 886	$ 1,133
Non-current liabilities	1,185	1,214
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	812	1,014
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	5	51
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	69	68
Non-current liabilities	$ 1,185	$ 1,214